UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments


BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments as of April 30, 2007                                                                       (in Thousands)

                        Face
State                 Amount   Municipal Bonds                                                                          Value
Alabama - 3.4%     $   1,145   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                               Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036               $     1,187
                         835   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                               Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2039                       863
                       3,450   Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5%
                               due 1/01/2024                                                                                3,603

Arizona - 4.5%         1,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                               Series A, 6.625% due 7/01/2010 (h)                                                           1,093
                       1,365   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                               Schools Project 1), Series A, 6.50% due 7/01/2012                                            1,394
                       2,060   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                               Airlines, Inc. Project), AMT, 6.30% due 4/01/2023                                            2,096
                         985   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project), Series C, 6.75% due 7/01/2031                                                      1,056
                       1,000   Pinal County, Arizona, COP, 5% due 12/01/2029                                                1,030
                         980   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                               due 1/01/2015                                                                                1,000

Arkansas - 0.6%        1,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                               Series B, 5% due 11/01/2022 (d)                                                              1,065

California - 20.3%     2,000   Benicia, California, Unified School District, GO, Refunding, Series A, 5.615% due
                               8/01/2020 (b)(m)                                                                             1,144
                       4,100   California Health Facilities Financing Authority Revenue Bonds (Sutter Health),
                               Series A, 5.25% due 11/15/2046                                                               4,329
                       5,200   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                               Series C, 5.25% due 6/01/2028                                                                5,505
                       1,000   East Side Union High School District, California, Santa Clara County, GO (Election
                               of 2002), Series D, 5% due 8/01/2020 (i)                                                     1,070
                         870   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                               Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (h)                                          1,060
                         670   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                               Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                               671



Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
S/F        Single-Family
PCR        Pollution Control Revenue Bonds
VRDN       Variable Rate Demand Notes



BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments as of April 30, 2007 (concluded)                                                           (in Thousands)


                        Face
State                 Amount   Municipal Bonds                                                                          Value
California         $   2,260   Los Angeles, California, Unified School District, GO, Series A, 5% due
(concluded)                    7/01/2013 (d)(h)                                                                        $    2,427
                       1,750   Poway, California, Unified School District, Special Tax (Community Facilities
                               District Number 6 Area), Series A, 6.125% due 9/01/2033                                      1,834
                       1,820   San Marino, California, Unified School District, GO, Series A, 5.50% due
                               7/01/2017 (d)(m)                                                                             1,202
                       1,945   San Marino, California, Unified School District, GO, Series A, 5.55% due
                               7/01/2018 (d)(m)                                                                             1,225
                       2,070   San Marino, California, Unified School District, GO, Series A, 5.60% due
                               7/01/2019 (d)(m)                                                                             1,245
                       5,525   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                               due 7/01/2035 (c)                                                                            6,165
                       4,925   Tracy, California, Area Public Facilities Financing Agency, Special Tax Refunding
                               Bonds (Community Facilities District Number 87-1), Series H, 5.875% due 10/01/2019 (d)       5,152
                       1,250   Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community
                               Facilities District Number 97-1), Series A, 5% due 9/01/2032 (c)                             1,296

Colorado - 1.6%        1,675   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                               Series A, 7.10% due 9/01/2014                                                                1,788
                         860   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                               (Public Improvement Fees), 8.125% due 12/01/2025                                               868

Florida - 7.8%         1,625   Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                               Bonds, 6% due 5/01/2035                                                                      1,743
                       2,100   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                               Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                             2,173
                       1,765   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                               6% due 10/01/2037 (d)(m)                                                                       383
                       2,450   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series A, 6.25% due 5/01/2037                                                         2,664
                       2,400   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                               Regional Healthcare), 6% due 12/01/2012 (h)                                                  2,665
                       1,515   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                               (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                           1,616
                         525   Palm Coast Park Community Development District, Florida, Special Assessment Revenue
                               Bonds, 5.70% due 5/01/2037                                                                     539
                       1,255   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                               Improvement Bonds, Series A, 5.90% due 5/01/2034                                             1,318

Georgia - 3.5%         1,250   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024      1,383
                       1,535   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                               Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035      1,236
                       1,945   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                               Refunding, VRDN, 7.50% due 4/01/2010 (j)                                                     1,945
                       1,250   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                               College and State University Foundation), 5.50% due 9/01/2024                                1,342

Idaho - 1.3%           2,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal Revenue
                               Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                                    2,120

Illinois - 2.8%        1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                               Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                 1,013
                       1,000   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032          1,083
                       2,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.25% due 8/01/2022     2,057
                         500   Illinois State Finance Authority Revenue Bonds (Landing at Plymouth Place Project),
                               Series A, 6% due 5/15/2025                                                                     533

Louisiana - 2.3%       2,500   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                               of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                              2,613
                       1,275   New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                               Louisiana Project), 5.30% due 6/01/2026 (d)                                                  1,340

Maine - 2.1%           3,425   Maine State Housing Authority, Mortgage Purchase Revenue Refunding Bonds, Series B,
                               5.30% due 11/15/2023                                                                         3,566

Maryland - 0.6%        1,050   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                               (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                     1,046

Massachusetts - 4.5%     600   Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                               Home), Series A, 5.75% due 6/20/2022 (f)                                                       671
                       1,500   Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                               Home), Series A, 6% due 6/20/2044 (f)                                                        1,682
                       2,100   Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048         2,155
                       3,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                               Series A, 5% due 8/15/2030 (c)                                                               3,173

Michigan - 0.7%        1,100   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                               Medical Center), Series A, 6% due 7/01/2020 (k)                                              1,198

Minnesota - 7.0%       1,680   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                               Refunding Bonds (Common Bond), Series G-3, 5.35% due 12/01/2011 (h)                          1,793
                       4,220   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5.25% due 10/01/2021         4,519
                       2,870   Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due 2/01/2019 (c)     3,005
                       2,390   Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due 2/01/2020 (c)     2,503

Mississippi - 1.5%     2,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                               Resources, Inc. Project), 5.875% due 4/01/2022                                               2,021
                         500   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                               Resources, Inc. Project), 5.90% due 5/01/2022                                                  505

Missouri - 1.9%          950   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                               Bluffs), 7% due 10/01/2011 (h)                                                               1,083
                       1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                               Spencer Place), Series A, 6.50% due 1/01/2035                                                1,061
                       1,000   Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding
                               Bonds (Branson), Series A, 5.50% due 12/01/2032                                              1,051

New Jersey - 11.4%     4,050   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             4,382
                       1,890   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             2,006
                       1,000   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village, Inc.
                               Facility), Series A, 7.25% due 11/15/2011 (h)                                                1,148
                       2,000   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village, Inc.), Series A,
                               8.125% due 11/15/2010 (h)                                                                    2,295
                       2,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines, Inc. Project),
                               AMT, 6.625% due 9/15/2012                                                                    2,129
                       2,375   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                               Hospital), 6% due 7/01/2012 (h)                                                              2,614
                       2,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                               1/01/2030 (c)                                                                                2,640
                       1,725   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                               due 6/01/2013 (h)                                                                            2,026

New Mexico - 3.9%      3,675   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                               Juan Project), Series A, 5.80% due 4/01/2022                                                 3,711
                       2,675   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds, Series A,
                               5.125% due 6/15/2018 (d)                                                                     2,879

New York - 11.4%         900   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                               Hospital), Series A, 7.50% due 3/01/2029                                                     1,001
                         415   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80% due
                               6/01/2028                                                                                      456
                         525   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines, Inc. Project), AMT, 8% due 11/01/2012                                                576
                         525   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines, Inc. Project), AMT, 8.375% due 11/01/2016                                            582
                       3,855   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5% due 10/15/2020 (d)                                                              4,114
                       2,725   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                               Series D, 5.25% due 10/01/2023 (d)                                                           2,914
                          20   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                               Pooled Program), Series D-1, 5.50% due 7/01/2007                                                20
                       1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.50%
                               due 6/01/2015                                                                                1,152
                       2,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.50%
                               due 6/01/2018                                                                                2,577
                       2,750   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                               due 6/01/2020 (b)                                                                            2,988
                       1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                               due 6/01/2022                                                                                1,188
                       1,575   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                               (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                    1,690

North Carolina - 1.3%  2,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
                               6.75% due 1/01/2026                                                                          2,146

Oklahoma - 0.2%          405   Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Bonds (Homeownership
                               Loan Program), Series D-2, AMT, 6.25% due 9/01/2029 (f)(g)                                     411

Pennsylvania - 3.9%    2,750   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                               Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                         2,880
                         540   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                               12/01/2017                                                                                     541
                       2,630   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                               Healthcare System), Series B, 7.125% due 12/01/2011 (h)                                      3,161

Rhode Island - 1.5%    2,190   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                               Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (h)                           2,474

South                  2,080   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
Carolina - 2.8%                Refunding Bonds, Series A, 6.375% due 8/15/2012 (h)                                          2,345
                       2,000   South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center), 7.75% due
                               11/15/2010 (h)                                                                               2,296

South Dakota - 0.8%    1,350   South Dakota State Health and Educational Facilities Authority Revenue Bonds
                               (Sanford Health), 5% due 11/01/2040                                                          1,394

Tennessee - 5.2%       2,200   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                               Series B, 7.375% due 8/01/2017                                                               2,250
                       3,450   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                               Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (h)                      3,914
                       2,500   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                               Revenue Refunding Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031          2,622

Texas - 7.3%           2,665   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises, Inc.), First
                               Tier, Series A, 6.70% due 1/01/2011 (h)                                                      2,931
                       2,500   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                               Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due
                               5/15/2033                                                                                    2,743
                         843   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 6.227% due
                               8/15/2009 (c)(e)(p)                                                                            911
                       1,300   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                               Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034           1,451
                       2,965   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                               (Reliant Energy, Inc.), Series C, 8% due 5/01/2029                                           3,109
                       1,100   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                               Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                               11/01/2031                                                                                   1,125

Vermont - 0.6%         1,000   Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                               (Developmental and Mental Health), Series A, 6.50% due 6/15/2032                             1,062

Virginia - 13.3%         575   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                               Company), Series B, 5.875% due 6/01/2017                                                       619
                         425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                               Series A, 5.875% due 6/01/2017                                                                 455
                       5,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                               Series A, 6.10% due 2/01/2011 (a)                                                            5,384
                       3,885   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                               5.50% due 8/15/2008 (h)                                                                      4,051
                      18,400   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                               7.35% due 8/15/2008 (h)(m)                                                                   4,975
                       2,185   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                               5.625% due 6/01/2015 (h)                                                                     2,428
                       1,095   Virginia State HDA, Rental Housing Revenue Bonds, AMT, Series B, 5.625% due 8/01/2011        1,139
                       3,200   Virginia State, HDA, Revenue Bonds, AMT, Series D, 6% due 4/01/2024                          3,325

Washington - 0.6%      1,015   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                               6.125% due 12/01/2032                                                                        1,044

Wisconsin - 0.9%       1,360   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                               (SynergyHealth Inc.), 6% due 11/15/2032                                                      1,478

Puerto Rico - 3.4%     1,945   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds, Series N, 5.25% due 7/01/2036                                       2,254
                       1,800   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5%
                               due 7/01/2021 (c)                                                                            1,949
                       1,550   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                               Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                               Series A, 6.45% due 12/01/2025                                                               1,582

U.S. Virgin            2,680   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.8%                 Coker Project), AMT, 6.50% due 7/01/2021                                                     3,016


                               Total Municipal Bonds (Cost - $214,771) - 136.7%                                           230,719




                               Municipal Bonds Held in Trust (o)
California - 3.2%      5,130   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                               Electric), AMT, Series A, 5.35% due 12/01/2016 (d)                                           5,470

Maryland - 5.0%        7,765   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                               due 9/01/2039 (i)                                                                            8,395

Michigan - 3.1%        5,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                               Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (i)            5,302

New York - 2.1%        3,205   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5.25% due 10/15/2027 (a)                                                           3,469

South                  8,400   South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due 7/01/2026 (c)      8,581
Carolina - 5.1%

Texas - 4.3%           7,045   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                               5.25% due 8/15/2035 (c)                                                                      7,323

                               Total Municipal Bonds Held in Trust (Cost - $38,367) - 22.8%                                38,540




                      Shares
                        Held   Short-Term Securities
                          12   Merrill Lynch Institutional Tax-Exempt Fund, 3.70% (l)(n)                                       12

                               Total Short-Term Securities (Cost - $12) - 0.0%                                                 12

                               Total Investments (Cost - $253,150*) - 159.5%                                              269,271
                               Other Assets Less Liabilities - 3.0%                                                         5,040
                               Liabilities for Trust Certificates, Including Interest Expense Payable - (10.9%)          (18,429)
                               Preferred Stock, at Redemption Value - (51.6%)                                            (87,064)
                                                                                                                      -----------
                               Net Assets Applicable to Common Stock - 100.0%                                         $   168,818
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         235,001
                                                  =================
    Gross unrealized appreciation                 $          16,385
    Gross unrealized depreciation                             (385)
                                                  -----------------
    Net unrealized appreciation                   $          16,000
                                                  =================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) GNMA Collateralized.

(g) FNMA Collateralized.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) ACA Insured.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  Purchase     Sale     Realized     Dividend
    Affiliate                       Cost       Cost       Gain        Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                  -          -          -            -*

      * Amount is less than $1,000.


(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(n) Represents the current yield as of April 30, 2007.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(p) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Fund II, Inc.


Date:  June 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Fund II, Inc.


Date:  June 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings Fund II, Inc.


Date:  June 20, 2007